                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
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   Address:      590 Madison Avenue
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                 25th Floor
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                 New York, New York 10022
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Form 13F File Number: 28-13302
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
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Title:   Chief Financial Officer
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Phone:   (212) 508-5500
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Signature, Place, and Date of Signing:

           s/Jason Carri              New York, New York    August 15, 2011
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            [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 15
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Form 13F Information Table Value Total: $567,191
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                                            (Thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ --------------- --------- -------- ------------------ ---------- -------- -----------------------
                             TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- -----
BALLY TECHNOLOGIES INC   COM             05874B107   67,572 1,661,063 SH   -     DEFINED     -     1,661,063    -      -
BLOUNT INTL INC NEW      COM             095180105   11,704   669,930 SH   -     DEFINED     -       669,930    -      -
CACI INTL INC            CL A            127190304   48,837   774,213 SH   -     DEFINED     -       774,213    -      -
CBIZ INC                 COM             124805102   17,798 2,418,265 SH   -     DEFINED     -     2,418,265    -      -
FORRESTER RESH INC       COM             346563109   28,419   862,215 SH   -     DEFINED     -       862,215    -      -
HAEMONETICS CORP         COM             405024100   25,464   395,585 SH   -     DEFINED     -       395,585    -      -
INTERLINE BRANDS INC     COM             458743101   40,784 2,220,121 SH   -     DEFINED     -     2,220,121    -      -
MIDDLEBY CORP            COM             596278101   12,807   136,187 SH   -     DEFINED     -       136,187    -      -
PATTERSON COMPANIES INC  COM             703395103   42,502 1,292,233 SH   -     DEFINED     -     1,292,233    -      -
POOL CORPORATION         COM             73278L105   64,072 2,149,334 SH   -     DEFINED     -     2,149,334    -      -
PSS WORLD MED INC        COM             69366A100   19,116   682,456 SH   -     DEFINED     -       682,456    -      -
S1 CORPORATION           COM             78463B101   34,593 4,624,750 SH   -     DEFINED     -     4,624,750    -      -
SCOTTS MIRACLE GRO CO    CL A            810186106   25,426   495,539 SH   -     DEFINED     -       495,539    -      -
UTI WORLDWIDE INC        ORD             G87210103   94,434 4,796,029 SH   -     DEFINED     -     4,796,029    -      -

        COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ --------------- --------- -------- ------------------ ---------- -------- -----------------------
                             TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- -----
VCA ANTECH INC           COM             918194101   33,663 1,587,858 SH   -     DEFINED     -     1,587,858    -      -

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